Stockholders' Equity - Schedule of Reconciliation of the Number of Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Number of Shares Outstanding [Abstract]
Shares outstanding at beginning of year	461,686	462,136
Repurchase of capital shares, net	(681)	(450)
Shares outstanding at yearend	461,005	461,686